Note 13 - Fair Value Measurements - Financial Assets and Liabilities at Fair Value (Details) - Fair Value, Measurements, Recurring [Member]	Dec. 31, 2015 USD ($)
Assets - money market funds	$ 614,283
Warrant liabilities	0
Embedded conversion option	0
Fair Value, Inputs, Level 1 [Member]
Assets - money market funds	614,283
Warrant liabilities	0
Embedded conversion option	0
Fair Value, Inputs, Level 2 [Member]
Assets - money market funds	0
Warrant liabilities	0
Embedded conversion option	0
Fair Value, Inputs, Level 3 [Member]
Assets - money market funds	0
Warrant liabilities	0
Embedded conversion option	$ 0